INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

	Contract backlog	Customer base and customer relationship	Trade name	Trade mark	Non-complete clause	Total
Balance as of January 1, 2012	$790	$8,964	$2,073	$3,026	$345	$15,198
Acquisition	557	1,382	2,149	—	487	4,575
Amortization	(642)	(1,409)	(84)	(12)	(61)	(2,208)
Foreign currency translation adjustments	(4)	(11)	(2)	—	(2)	(19)

Balance as of June 30, 2012	$701	$8,926	$4,136	$3,014	$769	$17,546

Gross carrying amount
Balance as of January 1, 2012	$1,673	$11,190	$2,235	$3,043	$359	$18,500
Balance as of June 30, 2012	$2,230	$12,572	$4,384	$3,043	$846	$23,075

Accumulated amortization
Balance as of January 1, 2012	$883	$2,226	$162	$17	$14	$3,302
Balance as of June 30, 2012	$1,529	$3,646	$248	$29	$77	$5,529

Schedule of weighted-average amortization period for intangible assets subject to amortization acquired through business combinations

  The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations in the six-month period ended June 30, 2012 are as follows:

Intangible assets	Weighted- average amortization period (years)
Contract backlog	0.22
Customer base and customer relationship	2.54
Non-complete clause	0.90

Total	3.66